Loans (Details 10) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning Balance				$ 1,472				$ 1,750	$ 1,472	$ 1,750
Charge offs									(468)	(1,191)
Recoveries									141	276
Provision	11	257		16	265	32	196	144	284	637
Ending balance	1,429				1,472				1,429	1,472
Individually evaluated for impairment	10				235				10	235
Collectively evaluated for impairment	1,419				1,237				1,419	1,237
Loans receivable (gross):
Gross loans	165,339				138,084				165,339	138,084
Individually evaluated for impairment	2,458				6,111				2,458	6,111
Collectively evaluated for impairment	133,739				131,973				133,739	131,973
Acquired loans not subject to loan loss reserve	29,142								29,142
Commercial Real Estate Construction [Member]
Allowance for loan losses:
Beginning Balance				48				64	48	64
Charge offs									(12)
Recoveries
Provision									(28)	(16)
Ending balance	8				48				8	48
Individually evaluated for impairment					48					48
Collectively evaluated for impairment	8								8
Loans receivable (gross):
Gross loans	1,443				173				1,443	173
Individually evaluated for impairment					173					173
Collectively evaluated for impairment	1,443								1,443
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning Balance				444				579	444	579
Charge offs									(241)	(674)
Recoveries									54	114
Provision									50	425
Ending balance	307				444				307	444
Individually evaluated for impairment	10				182				10	182
Collectively evaluated for impairment	297				262				297	262
Loans receivable (gross):
Gross loans	62,163				51,726				62,163	51,726
Individually evaluated for impairment	1,816				5,179				1,816	5,179
Collectively evaluated for impairment	44,492				46,547				44,492	46,547
Acquired loans not subject to loan loss reserve	15,855								15,855
Commercial Loans [Member]
Allowance for loan losses:
Beginning Balance				63				69	63	69
Charge offs
Recoveries									2
Provision									29	(6)
Ending balance	94				63				94	63
Individually evaluated for impairment
Collectively evaluated for impairment	94				63				94	63
Loans receivable (gross):
Gross loans	19,000				12,451				19,000	12,451
Individually evaluated for impairment
Collectively evaluated for impairment	14,544				12,451				14,544	12,451
Acquired loans not subject to loan loss reserve	4,456								4,456
Consumer Real Estate [Member]
Allowance for loan losses:
Beginning Balance				62				99	62	99
Charge offs									(14)	(40)
Recoveries									30	36
Provision									(45)	(33)
Ending balance	33				62				33	62
Individually evaluated for impairment
Collectively evaluated for impairment	33				62				33	62
Loans receivable (gross):
Gross loans	9,502				8,730				9,502	8,730
Individually evaluated for impairment	24				7				24	7
Collectively evaluated for impairment	7,778				8,723				7,778	8,723
Acquired loans not subject to loan loss reserve	1,700								1,700
Total Consumer Loans [Member]
Allowance for loan losses:
Beginning Balance				21				33	21	33
Charge offs									(24)	(13)
Recoveries										6
Provision									22	(5)
Ending balance	19				21				19	21
Individually evaluated for impairment
Collectively evaluated for impairment	19				21				19	21
Loans receivable (gross):
Gross loans	1,403				1,165				1,403	1,165
Individually evaluated for impairment
Collectively evaluated for impairment	1,158				1,165				1,158	1,165
Acquired loans not subject to loan loss reserve	245								245
One-to-Four Family Residential Real Estate [Member]
Allowance for loan losses:
Beginning Balance				784				906	784	906
Charge offs									(177)	(464)
Recoveries									55	120
Provision									207	222
Ending balance	869				784				869	784
Individually evaluated for impairment					5					5
Collectively evaluated for impairment	869				779				869	779
Loans receivable (gross):
Gross loans	71,828				63,839				71,828	63,839
Individually evaluated for impairment	618				752				618	752
Collectively evaluated for impairment	64,324				63,087				64,324	63,087
Acquired loans not subject to loan loss reserve	6,886								6,886
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Beginning Balance				50					50
Charge offs
Recoveries
Provision									49	50
Ending balance	99				50				99	50
Individually evaluated for impairment
Collectively evaluated for impairment	99				50				99	50
Loans receivable (gross):
Gross loans
Individually evaluated for impairment
Collectively evaluated for impairment